Summary of Significant Accounting Policies - Capitalized interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies
Interest cost capitalized	$ 2,273	$ 2,268
Interest cost charged to income	9,043	9,275	$ 2,259
Total interest cost	$ 11,316	$ 11,543	$ 2,259